Subordinated liabilities - Disclosure of subordinated liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subordinated liabilities [abstract]
Subordinated liabilities, beginning balance	£ 11,921	£ 10,494
Issuances	1,772	1,870	£ 1,523
Redemptions	(727)	(476)
Other	(12)	33
Subordinated liabilities, ending balance	£ 12,954	£ 11,921	£ 10,494